Condensed Consolidated Statements of Cash Flows (Unaudited) (Q3) $ in Thousands	9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Cash flows from operating activities:
Net income (loss)	$ (7,386)	$ 2,767
Net income (loss) from discontinued operations	(24)	11,917
Net loss from continuing operations	(7,362)	(9,150)
Adjustments to reconcile net income (loss) to net cash used in operating activities from continuing operations:
Depreciation and amortization	33	98
Non-cash interest expense	0	56
Stock-based compensation expense	985	903
Warrant liabilities revaluation	(222)	588
Loss on debt extinguishment	0	422
Amendment of equity classified warrants	293	0
Changes in operating assets and liabilities from continuing operations:
Prepaid expenses and other current assets	63	(39)
Other assets	(2)	25
Accounts payable	264	(425)
Accrued expenses	64	(583)
Accrued compensation	(547)	54
Deferred revenue	(12)	0
Other liabilities	(32)	(22)
Net cash used in operating activities from continuing operations	(6,475)	(8,073)
Cash flows from financing activities from continuing operations:
Proceeds from exercise of warrants	1,275	0
Issuance of common stock and warrants	4,792	10,733
Issuance costs related to common stock and warrants	(637)	(1,235)
Repayment of notes payable	0	(7,129)
Net Cash Provided by (Used in) Financing Activities	5,430	2,369
Cash flows from discontinued operations:
Net cash provided by (used in) operating activities of discontinued operations	(3)	80
Net cash provided by financing activities from continuing operations	0	12,000
Net cash provided by (used in) discontinued operations	(3)	12,080
Net increase (decrease) in cash	(1,048)	6,376
Cash, beginning of period	6,331	2,087
Cash, end of period	5,283	8,463
Supplemental disclosure of cash flow information:
Cash paid for interest	0	92
Non-cash investing and financing activities:
Accrued transaction costs for financing activities	(52)	(131)
Issuance of placement agent warrants	159	287
Reclassification of warrant liabilities to equity	472	$ 798
Cash	$ 5,283